Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year		₩ 5,084,519	₩ 4,558,170	₩ 4,478,000
Changes in operating assets and liabilities		(259,242)	5,309,757	8,821,660
Net interest paid		(14,749,663)	(15,218,677)	(13,058,769)
Dividend received from subsidiaries		197,982	222,887	186,937
Income tax paid		1,076,814	1,030,947	1,931,943
Net cash inflow from operating activities		9,730,881	4,626,299	529,846
Cash flows from investing activities
Acquisition of investments in subsidiaries		(124,004)	0	0
Disposal of investments in subsidiaries		601,006	326,439	377,496
Net cash used in investing activities		(10,903,780)	148,533	(4,271,713)
Cash flows from financing activities
Issuance of hybrid bonds		797,870	797,866	897,646
Repayments of hybrid bonds		650,000	200,000	1,195,550
Net changes in borrowings		5,125,412	(8,231,239)	8,153,087
Issuance of debt securities issued		44,481,665	54,660,582	47,674,027
Repayments of debt securities issued		(45,234,727)	(45,082,555)	(43,808,445)
Dividend paid		(1,293,828)	(1,267,146)	(1,461,371)
Acquisition of treasury stock		(1,250,001)	(700,000)	(485,947)
Redemption of lease liabilities		(281,530)	(272,634)	(262,055)
Net cash used in financing activities		1,250,645	(182,650)	9,760,166
Effect of exchange rate changes on cash and cash equivalents held		(26,857)	238,477	(15,361)
Increase (decrease) in cash and cash equivalents		50,889	4,830,659	6,002,938
Cash and cash equivalents at the beginning of the year		35,247,543	30,416,884	24,413,946
Cash and cash equivalents at the end of the year		35,295,123	35,247,543	30,416,884
Parent Company only
Cash flows from operating activities
Profit for the year	[1],[2],[3]	2,385,457	1,619,867	1,671,011
Non-cash items included in profit for the year		(2,450,520)	(1,634,252)	(1,653,331)
Changes in operating assets and liabilities		(577,464)	(338,522)	187,618
Net interest paid		(240,524)	(228,642)	(172,937)
Dividend received from subsidiaries		2,624,048	2,025,368	1,783,758
Income tax paid		(594)	792	(640)
Net cash inflow from operating activities		1,740,403	1,444,611	1,815,479
Cash flows from investing activities
Net loan origination to non-banking subsidiaries		905,193	435,696	(11,277)
Acquisition of investments in subsidiaries		(100,054)	(100,000)	11
Disposal of investments in subsidiaries		0	32,804	0
Other, net		(10,323)	(152,174)	(303,582)
Net cash used in investing activities		794,816	216,326	(314,848)
Cash flows from financing activities
Issuance of hybrid bonds		797,870	797,867	897,646
Repayments of hybrid bonds		(650,000)	(200,000)	(1,195,550)
Net changes in borrowings		(10,300)	(205,684)	201,713
Issuance of debt securities issued		2,738,224	1,836,934	2,253,173
Repayments of debt securities issued		(3,015,000)	(1,770,000)	(1,709,626)
Convertible preferred stock conversion cost		0	0	(75)
Dividend paid		(1,293,828)	(1,267,146)	(1,461,371)
Acquisition of treasury stock		(1,250,001)	(700,300)	(486,919)
Payment for disposal of treasury stock		0	297	0
Costs for retirement of treasury stock		(69)	(102)	(81)
Redemption of lease liabilities		(731)	(1,619)	(1,708)
Net cash used in financing activities		(2,683,835)	(1,509,753)	(1,502,798)
Effect of exchange rate changes on cash and cash equivalents held		0	0	0
Increase (decrease) in cash and cash equivalents		(148,616)	151,184	(2,167)
Cash and cash equivalents at the beginning of the year		151,203	19	2,186
Cash and cash equivalents at the end of the year		₩ 2,587	₩ 151,203	₩ 19

[1]	The summarized financial information of the consolidated subsidiaries is based on consolidated financial statements, if applicable.
[2]	This amount includes non-controlling interests.
[3]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.